Exhibit 99.8

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
JP Morgan Chase Bank		3158623458		Closed	2026-01-10 19:07	2026-03-20 17:21	Acknowledged	2 - Non-Material	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged- - Due Diligence Vendor-01/11/2026 Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/11/2026		Acknowledged - S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A.				XX	Primary Residence	Purchase	Cash Out - Other	7024542	Investor Post-Close	No
JP Morgan Chase Bank		3158623458		Closed	2026-01-07 11:28	2026-01-11 10:16	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/11/2026 Ready for Review-Document Uploaded. Please see attached CDA - Buyer-01/09/2026 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/07/2026		Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/11/2026	XXXXXX - CDA.pdf			XX	Primary Residence	Purchase	Cash Out - Other	6963739	N/A	N/A